Notes to Consolidated Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Conversion of debt to equity			€ (25,035)
New leases	€ 15,555	€ 15,606	36,607
Foreign exchange movement	(1,694)	1,002	7,603
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	33,485	66,771	18,837	€ 62,594
Changes from financing cash flows		(34,288)	59,587	(20,741)
Interest paid		0
Conversion of debt to equity			(25,035)	(23,434)
Business combination			13,159
Debt forgiveness by the Group's shareholder			(7,380)
New leases		0
Contract modifications		0
Disposals		0
Interest expense		0
Foreign exchange movement		1,002	7,603	418
Ending balance		33,485	66,771	18,837
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	140,591	140,059	136,885	169,410
Changes from financing cash flows		(41,364)	(40,691)	(41,601)
Interest paid		0
Business combination			13,312
New leases		15,606	36,607	16,594
Contract modifications		19,922	(15,132)	(4,082)
Disposals		(2,516)	(1,821)	(593)
Interest expense		6,658	5,586	7,730
COVID-19-related rent concessions from lessors			(80)	(2,362)
Foreign exchange movement		2,226	5,393	(8,211)
Ending balance		140,591	140,059	136,885
Interest Payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 8	4,628	599	495
Changes from financing cash flows		0
Interest paid		(15,808)	(1,521)	(3,327)
New leases		0
Contract modifications		0
Disposals		0
Interest expense		11,995	5,357	3,478
Foreign exchange movement		(807)	193	(47)
Ending balance		€ 8	€ 4,628	€ 599